License Agreements - Additional Information (Details)					1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($) Target $ / shares shares	Dec. 31, 2018 SGD ($) Target shares	Dec. 31, 2016 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Remaining performance obligation							$ 0
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of out-licensing proceeds agreed to pay out as royalties							50.00%	50.00%
Initial upfront payment		$ 12,000,000
Additional payment	$ 11,000,000
Development milestone linked payments estimated	30,000,000						$ 0
Regulatory milestones linked payments estimated	20,000,000						0
Commercial milestones linked payments estimated	$ 55,000,000						$ 0
Percentage of upfront receivable							50.00%	50.00%
Notice period for termination of agreement							180 days	180 days
Array Biopharma | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of sublicense agreement ceiling							20.00%	20.00%
Bristol-Myers Squibb | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment									$ 10,000,000
Purchase of related research materials, supplies, research documentation and clinical trial results									1,294,034
Revenue recognized									$ 11,294,034
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Dec. 31, 2015	Dec. 31, 2015
Agreement amended date							Mar. 31, 2018	Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							May 31, 2014	May 31, 2014
CSL Limited | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue							50.00%	50.00%
CSL Limited | License Agreements | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue							40.00%	40.00%
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Oct. 31, 2015
Option payment received									$ 250,000
Payment to third parties as payment for proceeds from out-licensing agreement									$ 125,000
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize						$ 325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Additions			$ 73,400	$ 100,000
Milestone payment receivable upon achievement			$ 8,978,951	$ 12,000,000
Collaboration agreement, term (in years)			3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Oct. 31, 2016	Oct. 31, 2016
Number of targets to select | Target							3	3
Number of shares received in exchange for surrender of residual rights | shares							599,445	599,445
Value of shares received in exchange for surrender of residual rights							$ 187,244	$ 255,000
Subscription price | $ / shares							$ 0.32
Gain from derecognition recorded as other income							$ 187,244
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Upfront payment					$ 1,000,000	2,000,000
Remaining performance obligation					0	0
BioGenetics Co. Ltd | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Sales and development milestone payments					$ 8,000,000	$ 11,000,000